Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
12.	COMMITMENTS AND CONTINGENCIES

Leases – Right of Use Asset and Liability

The Company has three leases for office and warehouse space with monthly ranging from $9,862 to $18,358, and terms expiring prior to August 31, 2025.

The components of lease costs are as follows:

		Years Ended
	Financial Statement	December 31,
Type	Line Item	2023	2022
Operating lease	General and administrative	$49,810	$621,388
Operating lease	Operations	665,961	-
Operating lease	Research and development	217,890	-
Total lease costs		$933,661	$621,388

Supplemental cash flow information related to leases are as follows:

	Years Ended
	December 31,
	2023	2022
Operating cash flows paid for operating leases	$550,470	$381,457
Right-of-use assets obtained in exchange for operating lease obligations	$-	$1,535,230

Supplemental information related to leases are as follows:

	December 31,
	2023	2022
Weighted-average remaining lease term (in years)	1.30	2.30
Weighted-average discount rate	7.25%	7.25%

Future minimum payments under operating leases as of December 31, 2023, are as follows:

2024	$527,983
2025	214,775
Total undiscounted future cash flows	742,758
Less: imputed interest	(34,614)
Total	$708,144

Finance Lease – Failed Sales-Leaseback

In November 2022, the Company entered into a lease agreement with Farnam Capital for its second-generation of robot assets. As per ASC 842-40-25-1, the transaction was considered a failed sales-leaseback and therefore the lease was accounted for as a financing agreement. In total, the Company received proceeds of $4,455,852 related to robot assets constructed with the same value that are held as collateral. The agreement calls for monthly payments through October 31, 2024 of $189,262 and required a security deposit of $378,524. During the years ended December 31, 2023 and 2022, the Company made repayments totaling $1,713,521 and $378,524, respectively. The outstanding liability at December 31, 2023 and 2022 was $2,363,807 and $4,077,328, respectively. The Company has the option to purchase the assets at the end of the lease for 45% of the original equipment cost, and there was a partial purchase of 20%. In December 2023, the Company entered into a modification that would modify and extend the lease payments subject to certain conditions being met; however, based on the terms of the modification as of December 31, 2023, all remaining lease payments were to be in 2024.

Minimum Purchase Commitments

On December 31, 2021, the Company entered into a strategic supply agreement with a manufacturer of component parts used for the Company’s robot assets. The agreement calls for a minimum of $2.30 million in purchases over a two-year period ending December 2023. At the end of the two-year period, the vendor may invoice the Company for any shortfall in orders. As of December 31, 2023, the minimum purchase commitment was extended one year.

Contingencies

The Company may be subject to pending legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on its business, financial condition or results of operations.